Commitments (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	5,068
2016	4,214
2017	3,980
2018	4,013
2019 and thereafter	15,357
Total future minimum lease payments for operating leases	32,632
Contingent rentals on operating leases usage (recovery) charges in excess of minimum contracted amounts	2,116	(249)